497(e)
                                                                      333-104156

SUPPLEMENT DATED AUGUST 31, 2005 TO
PROSPECTUSES DATED MAY 1, 2005 FOR

ISSUED BY

MONY VARIABLE UNIVERSAL LIFE
MONY CUSTOM EQUITY MASTER
THE MONYEQUITY MASTER
CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE
MONY LIFE INSURANCE COMPANY
MONY LIFE INSURANCE COMPANY OF AMERICA


--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses, Supplements to the Prospectuses and Statements of Additional Information dated May 1, 2005 as previously supplemented (together the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the Operations Center referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding certain EQ Advisors Trust portfolio mergers and name changes. Please note that all the information provided below may not be applicable to you, as all portfolios may not be available under your policy.

A.   EQ ADVISORS TRUST PORTFOLIO MERGERS

On or about September 12, 2005, subject to regulatory and shareholder approval, we anticipate the mergers shown in the table. Accordingly, the following portfolio and corresponding subaccount names are modified as shown below. AXA Equitable will continue to serve as the investment manager of the portfolios of EQ Advisors Trust. The table also shows the objective and sub-advisers for the surviving portfolios.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Adviser (and Sub-adviser,
Current Portfolio                   Surviving Portfolio              Objective                           as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust--Class IA         EQ Advisors Trust--Class IA
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONY Money Market                EQ/Money Market                  Seeks to maximize current income    The Dreyfus Corporation
                                                                     while preserving capital and
                                                                     maintaining liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust--Class IB         EQ Advisors Trust--Class IB
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Capital Appreciation  EQ/Marsico Focus                 Seeks long-term growth of capital.  Marsico Capital Management,
                                                                                                         LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Global Socially       EQ/Calvert Socially Responsible  Seeks long-term capital             Calvert Asset Management
   Responsive                                                        appreciation.                       Company, Inc. and Bridgeway
                                                                                                         Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Multi-Cap Growth      EQ/Montag & Caldwell Growth      Seeks capital to achieve capital    Montag & Caldwell, Inc.
                                                                     appreciation.
------------------------------------------------------------------------------------------------------------------------------------

B.   PORTFOLIO INVESTMENT OBJECTIVE AND NAME CHANGE

On or about September 12, 2005, subject to regulatory approval, we anticipate the following portfoliio name change. Accordingly, all references to the corresponding subaccount are also changed. AXA Equitable will continue to serve as the portfolio's investment manager. In conjunction with the name change, its investment objective is also changed, as noted.

------------------------------------------------------------------------------------------------------------------------------------
Current Name                   New Name                            New Investment Objective
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust--Class IB
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Managed          EQ/Enterprise Moderate Allocation   Seeks long-term capital appreciation and current income.
------------------------------------------------------------------------------------------------------------------------------------


MNYMLA supp-806                                                 Catalog # 135388
NB/IF (SAR)                                                               x01138

C.   PORTFOLIO NAME CHANGE

On or about October 17, 2005, subject to regulatory approval, we anticipate the following portfolio name change. Accordingly, all references to the corresponding subaccount are also changed. AXA Equitable will continue to serve as the portfolio's investment manager.

--------------------------------------------------------------------------------
Current Portfolio Name         New Portfolio Name
--------------------------------------------------------------------------------
EQ Advisors Trust--Class IB    EQ Advisors Trust--Class IB
--------------------------------------------------------------------------------
EQ/Small Company Value         EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------

D.   PORTFOLIO OPERATING EXPENSES

1. For MONY Variable Universal Life policies ONLY, please note the following change under "Total Annual Portfolio Operating Expenses:"

     The percentage representing the minimum expenses that are deducted from portfolio assets is decreased from 0.60% to 0.39% as a result of a reduction in the total annual expenses for the EQ/Money Market Portfolio.

2. Under "Annual Portfolio Operating Expenses for the Year Ended December 31, 2004," please note the following expenses for the surviving portfolios (as described above under "A") and for EQ/Enterprise Moderate Allocation (as described above in "B"):

--------------------------------------------------------------------------------
                                                  Distribution
                                    Management      and Service     Other
EQ ADVISORS TRUST--CLASS IA            Fees         (12b-1) Fees  Expenses(1)
--------------------------------------------------------------------------------
EQ/Money Market                     0.34%           --            0.05%
--------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS IB
--------------------------------------------------------------------------------
EQ/Calvert Socially Responsible     0.65%         0.25%           0.29%
--------------------------------------------------------------------------------
EQ/Enterprise Moderate Allocation   0.10%         0.25%           0.18%
--------------------------------------------------------------------------------
EQ/Marsico Focus                    0.88%         0.25%           0.06%
--------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth         0.75%         0.25%           0.12%
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                     Underlying                                Contractual
                                     Portfolio    Gross Total     Amount of     Net Total
                                      Fees and      Annual       Contractual      Annual
EQ ADVISORS TRUST--CLASS IA         Expenses(2)    Expenses       Waiver(3)      Expenses
-------------------------------------------------------------------------------------------
EQ/Money Market                       --          0.39%             --         0.39%
-------------------------------------------------------------------------------------------
EQ ADVISORS TRUST--CLASS IB
-------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible       --          1.19%          (0.14)%       1.05%
-------------------------------------------------------------------------------------------
EQ/Enterprise Moderate Allocation   0.83%         1.36%          (0.18)%       1.18%
-------------------------------------------------------------------------------------------
EQ/Marsico Focus                      --          1.19%          (0.04)%       1.15%
-------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth           --          1.12%             --         1.12%
-------------------------------------------------------------------------------------------

(1) Expenses of each portfolio are based on the expenses of the portfoilio's predecessor for the last fiscal year restated to reflect current fees.

(2) The EQ/Enterprise Moderate Allocation Portfolio invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). The amount shown reflects the Portfolio's estimated pro rata share of the fees and expenses of the various underlying portfolios in which it expects to invest, based on the anticipated weighted investment allocations as of the date of this Supplement. A "--" indicates that a listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.

(3) The amounts shown reflect any Fee Waivers and/or Expense Reimbursements that apply to each Portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The Manager has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2006. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the Expense Limitation Agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of the EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below.



--------------------------------------------------------------------------------
      Portfolio Name
--------------------------------------------------------------------------------
      EQ/Calvert Socially Responsible   1.00%
--------------------------------------------------------------------------------
      EQ/Marsico Focus                  1.12%
--------------------------------------------------------------------------------

E.   DISTRIBUTION OF THE POLICIES

The tenth paragraph in this section is deleted in its entirety and replaced with the paragraph below. For MONY Variable Universal Life and Corporate Sponsored Variable Universal Life policies, this information appears in the sixth paragraph of the same section found in the Statement of Additional Information.

     The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

2